Income Tax - Summary of Income Tax Recognized in Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Deferred income tax related to remeasurement of defined benefit plans	$ (51,217)	$ (1,728)	$ 73,637	$ 11,002